SUBSEQUENT EVENTS	12 Months Ended
Nov. 30, 2012
Subsequent Events
Note 7. SUBSEQUENT EVENTS

On January 11, 2013, the Company amended and restated its Articles of Incorporation to increase its authorized capital stock and amend the par value of its common stock (see Note 3) and amended and restated its bylaws.

On February 4, 2013, the Company sold a promissory note for gross proceeds of $100,000 at an interest rate of 16% per annum, which is unsecured and payable on demand.